Supplementary Financial Statement Information (Details) - Schedule of Other Receivables and Prepaid Expenses - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Receivables and Prepaid Expenses [Abstract]
Value Added Tax authorities	$ 15	$ 6
Advances to suppliers	76	152
Other	17	3
Total	$ 108	$ 161